Other non-financial assets, non-current (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Other Non-financial Assets Non-current
Mandatory Reserve Deposits With Tax Authorities	₨ 189,267	₨ 189,267
Income Tax Examination, Refund Adjustment Claim With Taxing Authority, Non-Current	8,468	8,468
Income Tax Examination, Liability Adjustment From Settlement with Taxing Authority	25,000	25,000
Tax paid Under Protest to Goods and Service Tax Department	₨ 883	₨ 883